Rule 497(e)

Registration Nos. 333-207937 and 811-23108

Amplify ETF Trust
(the “Trust”)

Amplify International Online Retail ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus, Prospectus
and Statement of Additional Information

Dated August 29, 2019

Notwithstanding anything to the contrary in the Fund’s summary prospectus, prospectus or statement of additional information, effective immediately, the size of the Fund’s Creation Units has been reduced from 50,000 Shares to 25,000 Shares. All references to the Fund’s Creation Units consisting of 50,000 Shares are revised to refer to 25,000 Shares.

Please Keep This Supplement With Your Summary Prospectus, Prospectus
and Statement of Additional Information For Future Reference